Note 14 - Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 11. RELATED PARTY TRANSACTIONS

During the three months ended March 31, 2014, we earned storage rental revenue for providing water storage tanks and equipment for lease to Triad Hunter, LLC. We also provided water disposal and transport services for Shale Hunter, Virco, Inc., and Triad Hunter (all wholly-owned subsidiaries of Magnum Hunter Resources Corporation, an entity for which Gary C. Evans, our Chairman, is an officer and significant shareholder) during the three months ended March 31, 2014. Revenue from the affiliated companies totaled approximately $2.0 million for the quarter ended March 31, 2014.

During the three months ended March 31, 2013, we earned storage rental revenue for providing water storage tanks and equipment for lease to Eagle Ford Hunter, LLC and Triad Hunter, LLC, both wholly-owned subsidiaries of Magnum Hunter Resources Corporation, an entity for which Gary C. Evans, our Chairman, is an officer and significant shareholder. We also provided water disposal and transport services for Triad Hunter during the three months ended March 31, 2013. Revenue from the affiliated companies totaled $3.1 million for the three months ended March 31, 2013.

Accounts receivable associated with the above revenue for related parties totaled $1.4 million and $2.1 million at March 31, 2014 and 2013, respectively.

The Company had an accounts receivable from Pilatus Hunter, a company owned by Mr. Evans, totaling $49 thousand at March 31, 2014, and $51 thousand at March 31, 2013 for pilot expenses.

We paid for air travel services from a company owned by Mr. Evans of $19 thousand and $32 thousand for the quarters ended March 31, 2014 and 2013, respectively.

On February 17, 2012, the Company entered into a 10% convertible promissory note for $2.2 million payable to Triad Hunter as partial consideration in the Hunter Disposal acquisition. Terms of payment under the note are interest only due quarterly from May 17, 2012 to February 17, 2013. Thereafter, beginning May 17, 2013 and continuing quarterly until February 17, 2017, the payments due will include accrued interest and principal payments of $137.5 thousand per quarter. Interest expense related to this note was $45 thousand for the three months ended March 31, 2014 and $55 thousand for the three months ended March 31, 2013. The promissory note matures on February 17, 2017 and is convertible at any time by the holder into shares of common stock of the Company at a conversion price of $2.50 per share.

During the year ended December 31, 2013, the Company borrowed $1.5 million under a promissory note due to the Company’s Chairman and Chief Executive Officer. As of March 31, 2014, there is $500 thousand available under this facility. Interest for this note was $59 thousand for the three months ended March 31, 2014 and $10 thousand for the year ended December 31, 2013. Should the Company borrow any available amounts, they will carry an interest rate of 13% per annum which is convertible to common stock. The letter of guarantee associated with this note has been extended through December 31, 2014.

Total related party payables were $80 thousand at March 31, 2014.

NOTE14. RELATEDPARTYTRANSACTIONS

During the years ended December 31, 2013 and 2012, we earned storage rental revenue for providing water storage tanks and equipment for lease to Shale Hunter, LLC , Eagle Ford Hunter, LLC and Triad Hunter, LLC, all wholly-owned subsidiaries of Magnum Hunter Resources Corporation, an entity for which Gary C. Evans, our Chairman, is an officer and significant shareholder. We also provided water disposal and transport services for Shale Hunter and Triad Hunter during the years ended December 31, 2013 and 2012. Revenue from Eagle Ford Hunter, prior to its sale to an unaffiliated entity in April of 2013, was $978 thousand. Revenue from the affiliated companies totaled $3.4 million and $3.5 million for the years ended December 31, 2013 and 2012, respectively. Accounts receivable for these entities totaled $907 thousand and $383 thousand at December 31, 2013 and December 31, 2012, respectively.

We utilized drilling services provided by Alpha Hunter Drilling, a wholly-owned subsidiary of Magnum Hunter Resources Corporation, during the year ended December 31, 2012 to drill water disposal wells in South Texas. Total charges for services provided by Alpha Hunter were $1.7 million.

We obtained accounting services from Magnum Hunter Resources Corporation for a fee of $75 thousand for the year ended December 31, 2012, and none for the same period in 2013. We also paid for air travel services from a company owned by Mr. Evans of $178 thousand and $115 thousand for the years ended December 31, 2013 and 2012, respectively.

We purchased a pickup and equipment trailer from Mr. Evans for $40 thousand in 2012. We paid $1.1 million to White Top for construction services, $25 thousand to Virco for disposal services, and $2 thousand to Triad Hunter for other services in 2012.

The Company had promissory notes outstanding to the Chairman and Interim Chief Executive Officer. The balance under these promissory notes was $0 at December 31, 2012. The notes were convertible into common stock at the holder’s option based on the closing price of the company’s common stock on the day prior to the election to convert. As of August 9, 2012, the balance on these promissory notes had been repaid. We paid Mr. Evans $187 thousand in interest on these notes in 2012.

On February 17, 2012, the Company, through its wholly-owned subsidiary, GreenHunter Water, closed on the acquisition of 100% of the equity ownership interest of Hunter Disposal, LLC, a wholly-owned subsidiary of Magnum Hunter Resources Corporation. The terms and conditions of the equity purchase agreement between the parties were approved by an independent special committee of the Board of Directors for each party. The total consideration for this acquisition was approximately $9.9 million. The consideration paid consisted of $2.2 million in cash, 1,846,722 shares of the Company’s restricted common stock with a fair value of $3.3 million, 22,000 shares of our 10% Series C Preferred Stock with a stated value of $100 per share, or $2.2 million, and a $2.2 million convertible promissory note due to the seller. On April 25, 2012, we changed the stated liquidation value of our 10% Series C Preferred Stock from $100 per share to $25 per share. As a result, the 22,000 shares of our 10% Series C Preferred Stock issued in connection with the acquisition of Hunter Disposal were converted to 88,000 shares of 10% Series C Preferred Stock. In connection with the sale, Triad Hunter, LLC, entered into agreements with Hunter Disposal, and GreenHunter Water, for wastewater hauling and disposal capacity in the states of Kentucky, Ohio and West Virginia and a five-year tank rental agreement with GreenHunter Water.

During the year ended December 31, 2013, the Company borrowed an additional $1.5 million under a promissory note due to the Company’s Chairman and Chief Executive Officer. As of December 31, 2013, there is $500 thousand available under this facility. Interest for this note was $10 thousand for the year ended December 31, 2013. Should the Company borrow any available amounts, they will carry an interest rate of 13% per annum which is convertible to common stock. The letter of guarantee associated with this note has been extended through December 31, 2014. In association with this loan, the Company issued 107,142 warrants with an exercise price of $0.01 to the Company’s Chairman. The warrants expire five years from the date of issue.

In the fourth quarter of 2013, the Company closed on the private placement of approximately $1.5 million of the Company’s Unsecured Term Notes due one year from the date of issuance together with 134,211 common stock purchase warrants. Each warrant entitles the holder to purchase one share of common stock of the Company for $2.25 per share and has an expiration date of five years from the date of issuance. 17,776 of these warrants were issued to officers of the Company in association with $200 thousand of the notes, which have an interest rate of 15%. Interest for this note was $2 thousand for the year ended December 31, 2013. The net proceeds of the placement are intended to fund MAG Panel™ inventory.

Total related party payables were $134 thousand and $2 million at December 31, 2013 and 2012, respectively.